MANAGED INCOME SECURITIES PLUS FUND, INC.














ANNUAL REPORT
DECEMBER 31, 1998

                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                             LETTER TO SHAREHOLDERS


                                                                January 29, 1999

Dear Shareholders:

         We are pleased to present the annual report for the Managed Income Securities Plus Fund, Inc. (the "Fund"). Enclosed you will find the audited financial statements for the Fund for the year ended December 31, 1998, including the portfolio of investments as of December 31, 1998.

         The Fund commenced investment operations on February 5, 1997. The initial net asset value ("NAV") of the Fund's common shares was $10,000.00 per share. At December 31, 1998, the NAV of the Fund's common shares was $10,329.52, representing an increase in total return, based on NAV, of 6.68%, for the period February 5, 1997 through December 31, 1998 and 3.79% for the year ended December 31, 1998 assuming reinvestment of dividends and distributions, if any. Additional performance data can be found in the "Financial Highlights" section of this report.

        We appreciate your interest in the Fund, and would be pleased to respond to any questions or comments. If you have any questions, please feel free to call the Fund at 212-272-9027.


Sincerely,


/s/ Eli Wachtel
Eli Wachtel
President
Managed Income Securities Plus Fund, Inc.



                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 1998


====================================================================================================================
                                                                                             PRINCIPAL
                                                                                              AMOUNT         VALUE
DESCRIPTION                                                                                   (000'S)       (NOTE A)
====================================================================================================================

LONG-TERM INVESTMENT - 49.36%
U.S. GOVERNMENT OBLIGATION - 49.36%
U.S. Treasury Note, 7.25%, 08/15/04 (cost - $253,594,756)....................................$231,500   $260,437,500
                                                                                                       -------------

SHORT-TERM INVESTMENTS - 50.64%
COMMERCIAL PAPER - 38.78%
Alpine Securitization Corp., 5.32%, 01/15/99................................................   25,000     24,948,278
American Express Credit Corp., 5.25%, 01/13/99..............................................   25,000     24,956,250
Barton Capital Corp., 5.32%, 01/19/99.......................................................   25,000     24,933,500
Citibank Credit Card Master Trust, Dakota Certificates,
     5.33%, 01/08/99 .......................................................................   25,000     24,974,090
Enterprise Funding Corp., 5.33%, 01/14/99...................................................   25,000     24,951,882
Ford Motor Credit Corp., 5.13%, 01/15/99....................................................   10,000      9,980,050
General Electric Capital Corp., 5.30%, 01/08/99.............................................   25,000     24,974,236
Greenwich Funding Corp., 5.32%, 01/14/99....................................................   15,000     14,971,183
Park Avenue Receivables Corp., 5.32%, 01/20/99..............................................   25,000     24,929,806
Windmill Funding Corp., 5.38%, 01/14/99.....................................................    5,000      4,990,286
                                                                                                       -------------
      Total Commercial Paper (cost - $204,609,561) .........................................             204,609,561
                                                                                                       -------------


U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 10.47%
Federal Home Loan Mortgage Corp. ...........................................................
    5.08%*, 01/08/99........................................................................    5,000      4,995,061
    5.08%*, 01/14/99........................................................................   14,351     14,324,675
    5.07%*, 01/14/99........................................................................   36,000     35,934,090
                                                                                                       -------------

     Total U.S. Government Agency Discount Notes (cost - $55,253,826) ......................              55,253,826
                                                                                                       -------------


                                                                                               SHARES
                                                                                               ------

INVESTMENT COMPANIES - 1.39%
Federated Investors, Trust for Short-Term U.S. Government Securities** .....................    2,813          2,813
The Milestone Funds Treasury Obligations Portfolio,
    Institutional Shares**..................................................................7,326,502      7,326,502
                                                                                                       -------------
      Total Investment Companies (cost - $7,329,315) .......................................               7,329,315
                                                                                                       -------------



Total Short-Term Investments (cost - $267,192,702) .........................................             267,192,702
                                                                                                         ------------

Total Investments (cost - $520,787,458) - 100.00% ..........................................            $527,630,202
                                                                                                        ============


----------
*    Effective yield on date of purchase.
**   Money Market Fund.



The accompanying notes are an integral part of the financial statements.

                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998




ASSETS
       Investments, at fair value (cost $520,787,458)(Notes A,C)........................... $527,630,202
       Interest receivable.................................................................    6,344,310
       Deferred organizational costs (Note A)..............................................       20,554
       Prepaid insurance and other assets..................................................        2,042
                                                                                            ------------
                   Total assets............................................................  533,997,108
                                                                                            ------------

LIABILITIES
       Payable for investments purchased ...................................................   2,885,173
       Notes payable (Note A)...............................................................      50,000
       Advisory fee payable (Note B)........................................................      34,564
       Accounting and administration fees payable (Note B)..................................      19,824
       Accrued expenses.....................................................................      82,471
                                                                                            ------------
                   Total liabilities........................................................   3,072,032
                                                                                            ------------


NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES.........................................$530,925,076
                                                                                            ============




NET ASSETS CONSIST OF:
       Preferred shares (Note D)............................................................$200,000,000
       Common shares:
                 Par value ($0.01, 32,036.8 shares issued and outstanding,
                        97,000 shares authorized)...........................................         320
       Paid-in capital (Note D)............................................................. 320,588,680
       Undistributed net investment income (Note A).........................................     180,410
       Accumulated net realized gain on investments and
               foreign currency related transactions (Note A)...............................   3,312,922
       Net unrealized appreciation in value of investments .................................   6,842,744
                                                                                            ------------
                  Net assets applicable to outstanding capital shares.......................$530,925,076
                                                                                            ============

                  Net assets applicable to outstanding common shares........................$330,925,076
                                                                                            ============

NET ASSET VALUE PER COMMON SHARE:
                 ($330,925,076 / 32,036.8)....................................................$10,329.52
                                                                                            ============





    The accompanying notes are an integral part of the financial statements.



                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998




 INVESTMENT INCOME
     Interest (Note A)..................................................$29,773,786
                                                                       ------------


 EXPENSES
     Advisory fees (Note B).................................................398,906
     Accounting and administration fees (Note B).............................80,000
     Custodian fees and expenses (Note B)....................................61,835
     Legal and auditing fees.................................................52,085
     Transfer agent fees and expenses........................................27,499
     Directors' fees and expenses............................................21,235
     Amortization of organizational costs (Note A)............................6,636
     Interest and other (Note A).............................................17,663
                                                                       ------------
         Total expenses.....................................................665,859
                                                                       ------------

     Net investment income...............................................29,107,927
                                                                       ------------

 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
 CURRENCY RELATED TRANSACTIONS
       Net realized gain/(loss) from:
         Investments......................................................9,047,160
         Foreign currency related transactions...............................27,641)
     Net change in unrealized appreciation in value of
         investments and translation of other assets and liabilities denominated in foreign currencies................................1,097,175
                                                                       ------------

     Net realized and unrealized gain on investments and foreign currency related transactions...................................10,116,694
                                                                       ------------

 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................$39,224,621
                                                                       ============










    The accompanying notes are an integral part of the financial statements.

                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS




                                                                        FOR THE YEAR              FOR THE PERIOD
                                                                           ENDED             FEBRUARY 5, 1997* THROUGH
                                                                      DECEMBER 31, 1998          DECEMBER 31, 1997
                                                                      --------------------      ---------------------
INCREASE IN NET ASSETS FROM
OPERATIONS
  Net investment income....................................................$29,107,927               $26,682,072
  Net realized gain from investments and foreign currency
        related transactions.................................................9,019,519                    47,834
  Net change in unrealized appreciation in value of
        investments and translation of other assets and liabilities
        denominated in foreign currencies....................................1,097,175                 5,745,569
                                                                         -------------      ---------------------
  Net increase in net assets resulting from operations......................39,224,621                32,475,475
                                                                         -------------      ---------------------

  Dividends to preferred shareholders from
        Net investment income..............................................(26,540,000)              (23,811,909)

  Dividends and distributions to common shareholders from
        Net investment income...............................................(2,344,262)               (2,885,777)
        Net realized gain from investments..................................(5,734,238)                  (47,834)
                                                                         -------------      ---------------------
        Total dividends and distributions to shareholders (Note A).........(34,618,500)              (26,745,520)
                                                                         -------------      ---------------------

CAPITAL SHARE TRANSACTIONS
  Net proceeds from the sale of common and preferred
        shares (Note D).........................................                -                    520,589,000
                                                                         --------------      ---------------------

  Total increase in net assets...............................................4,606,121               526,318,955
                                                                         -------------      ---------------------

NET ASSETS
  Beginning of period......................................................526,318,955                -
                                                                         -------------      ---------------------

  End of period (including undistributed net investment income
        of $180,410 for the year ended December 31, 1998).................$530,925,076              $526,318,955
                                                                         =============      =====================

----------
* Commencement of investment operations.













    The accompanying notes are an integral part of the financial statements.

                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                              FINANCIAL HIGHLIGHTS

================================================================================
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements.
================================================================================

                                                                                                                    FOR THE PERIOD
                                                                                                 FOR THE YEAR      FEBRUARY 5, 1997*
                                                                                                    ENDED              THROUGH
                                                                                              DECEMBER 31, 1998    DECEMBER 31, 1997
                                                                                             -------------------- ------------------
PER SHARE OPERATING PERFORMANCE
      Net asset value, beginning of period....................................................  $10,185.75            $10,000.00
                                                                                                ----------            ----------
      Net investment income**.................................................................      908.58                836.13
      Net realized and unrealized gain on investments and
       foreign currency related transactions** ...............................................      315.78                187.38(1)
                                                                                                ----------            ----------
      Net increase in net assets resulting from operations....................................    1,224.36              1,023.51
                                                                                                ----------            ----------


      Dividends to preferred shareholders from
        Net investment income**................................................................    (828.42)              (746.19)
      Dividends and distributions to common shareholders from
        Net investment income..................................................................     (73.17)               (90.08)
        Net realized gain from investments.....................................................    (179.00)                (1.49)
                                                                                                ----------            ----------
      Total dividends and distributions to shareholders........................................  (1,080.59)              (837.76)
                                                                                                 ----------            ----------


      Net asset value, end of period........................................................... $10,329.52            $10,185.75
                                                                                                ==========            ==========

      Total investment return(2)...............................................................      3.79%                 2.78%
                                                                                                ==========            ==========


RATIOS/SUPPLEMENTAL DATA
      Net assets applicable to outstanding capital shares
      at end of period (000's omitted)..........................................................  $530,925              $526,319
      Ratio of expenses to average net assets...................................................     0.13%                 0.14(3)
      Ratio of net investment income to average net assets......................................     5.47%                 5.71(3)
      Portfolio turnover rate...................................................................    66.76%                25.79%
      Liquidation value of preferred shares outstanding
        (000's omitted).........................................................................  $200,000            $  200,000
      Net asset coverage per share of preferred shares,
       end of period............................................................................  $265,463              $263,159
      Liquidation value per share of preferred shares(4)(Note D)................................  $100,000              $100,000


----------
 *   Commencement of investment operations.
**   Calculated based on average common shares outstanding.

(1) The amount shown for a common share outstanding is not in accordance with the change in the aggregate gains and losses in investments during the period due to the timing of sales of Fund shares in connection with the Fund's offerings and fluctuating net asset values.
(2) Total investment return is calculated assuming a purchase of common shares at the net asset value on the first day and a sale of common shares on the last day of each period. Total investment return includes reinvestment of dividends and distributions, if any. Underwriting discounts and commissions, if any, are not reflected in total investment return. Total investment return is not annualized.
(3)   Annualized.
(4)   Excluding accumulated but unpaid dividends, if any.

The accompanying notes are an integral part of the financial statements.

                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS



NOTE A - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Managed Income Securities Plus Fund, Inc. (the "Fund"), is a non-diversified, closed-end management investment company registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was incorporated under the laws of the State of Delaware on January 27, 1997.

ORGANIZATIONAL MATTERS - Prior to commencing investment operations on February 5, 1997, the Fund did not have any transactions other than those relating to organizational matters. Costs of $33,191 incurred by the Fund in connection with the organization, registration with the Commission and initial offering of its shares, were deferred and amortized using the straight-line method over the expected period of benefit not exceeding sixty months, beginning with the commencement of investment operations of the Fund. In accordance with the American Institute of Certified Public Accountants' Statement of Position 98-5 Reporting on the Costs of Start-up Activities, unamortized costs existing at January 1, 1999 (start of the Fund's new fiscal year), will be charged to expense at that date.

MANAGEMENT ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION - Investments are stated at fair value in the accompanying financial statements. Investments (including short-term investments) are valued by one or more independent pricing services (the "Service") approved by the Fund's Board of Directors. Securities for which quoted bid prices in the judgment of the Service are representative and readily available, are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Securities which mature in 60 days or less are valued at amortized cost, which approximates market value, unless this method does not represent fair value. Expenses and fees, including the investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares. The net asset value of the Fund is calculated at the end of each month and at any other times determined by the Board of Directors.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are recorded on the trade date (the date on which the order to buy or sell is executed). Realized gains and losses from securities, if any, are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts are accreted over the lives of the related investments into interest income with adjustments to the cost of such investments.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. During the period the contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. When the contract is closed, or the delivery of the currency is made or taken, the Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund's basis in the contract. The Fund had no open forward foreign currency exchange contracts at December 31, 1998.

U.S. FEDERAL TAX STATUS - The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing during each calendar year substantially all of its ordinary income and capital gains, if any, the Fund intends not to be subject to a U.S. federal excise tax.

FOREIGN CURRENCY TRANSLATIONS - The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for U.S. federal income tax purposes.

Net realized foreign exchange gains represent foreign exchange gains and losses from transactions in foreign currencies and forward foreign currency contracts, exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received.


DIVIDENDS AND DISTRIBUTIONS - The Fund distributes, at least annually to shareholders of the common shares, substantially all of its net investment income and net realized short-term capital gains, if any, after the required distributions on the preferred shares are met. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, if any, to shareholders of the common shares. An additional distribution may be made to the extent necessary to avoid the payment of a 4% U.S. federal excise tax. Dividends and distributions to common and preferred shareholders are recorded by the Fund on the respective shares' ex-dividend date.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes.

Dividends on the outstanding preferred shares of the Fund are cumulative from their respective settlement dates, and payable quarterly in arrears on March 30, June 30, September 30, and December 30 of each year (or the next succeeding business day), at a rate representing an annual dividend yield of 13.27% until and including December 30, 2006, and thereafter at a rate representing an annual dividend yield of 1.00%.

Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. On December 31, 1998, the Fund reclassified $15,614 from paid in capital to undistributed net investment income. In addition, the Fund reclassified $27,641 of net foreign currency losses to undistributed net investment income.

OTHER - The Fund has outstanding $50,000 aggregate principal amounts of Floating Rate Notes (the "Notes") paying interest quarterly at a floating rate equal to the three month London Interbank Offered Rate ("LIBOR") plus 2.50% per annum. The Notes are redeemable at face value at any time by the Fund and are due upon the earlier of December 30, 2017 or the dissolution of the Fund.

NOTE B - TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 1998, Bear Stearns Asset Management Inc. ("BSAM" or the "Adviser"), a wholly-owned subsidiary of The Bear Stearns Companies Inc. ("Bear Stearns"), served as the Fund's investment adviser pursuant to an Investment Advisory Agreement whereby the Fund has agreed to pay the Adviser a monthly fee equal to an annual rate of 0.075% of the Fund's average monthly net assets.

Under the terms of an Administrative Services Agreement among the Fund, Bear Stearns and PFPC Inc. ("PFPC"), PFPC provides certain fund accounting and administrative services to the Fund. For providing these services, the Fund has agreed to pay PFPC an annual fee of $80,000, plus out of pocket expenses, if any, payable monthly.

PFPC also serves as the Fund's transfer agent, dividend disbursing agent and the registrar for the common shares, preferred shares and Notes.

Custodial Trust Company ("CTC"), a wholly-owned subsidiary of Bear Stearns and an affiliate of the Adviser, serves as custodian to the Fund. For providing these services, the Fund has agreed to pay CTC a monthly fee equal to an annual rate of 0.01% of the Fund's average monthly net assets, subject to a minimum annual fee of $6,000, plus transaction charges.

NOTE C - INVESTMENTS IN SECURITIES

For U.S. federal income tax purposes, the cost of securities owned at December 31, 1998 was $520,787,458. Accordingly, the net unrealized appreciation of investments (including investments denominated in foreign currencies, if any) of $6,842,744 was composed entirely of gross appreciation representing an excess of value over the cost of the Fund's investments.

For the year ended December 31, 1998, purchases and sales of securities, other than short-term investments, were $189,428,766 and $155,215,232, respectively.

NOTE D - CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue up to 97,000 shares of $0.01 par value common stock. The Fund currently has 32,036.8 shares of common stock outstanding, all of which are beneficially owned by Bear Stearns. The common shares have not been and will not be registered under the Securities Act of 1933, as amended, and as a consequence the common shares may be offered or transferred only in a private transaction.

During the period ended December 31, 1997, the Fund had no transactions in its common shares, other than the sale of 32,036.8 shares to Bear Stearns for $320,589,000. For the year ended December 31, 1998, the Fund had no transactions in its common shares.

The Fund is authorized to issue up to 3,000 shares of $0.01 par value preferred stock. The Fund currently has 2,000 shares of preferred stock outstanding. The preferred shares have not been and will not be registered under the Securities Act of 1933, as amended, and as a consequence, the preferred shares may be offered or transferred only in a private transaction. On June 26, 1997 the Fund's preferred shares were assigned a rating of "aaa" by Moody's Investors Service. Such rating shall terminate automatically upon the maturity or redemption in full of the last respective preferred shares.

During the period ended December 31, 1997, the Fund had no transactions in its preferred shares, other than the sale of 2,000 shares for $200,000,000. For the year ended December 31, 1998, the Fund had no transactions in its preferred shares.

No dividends shall be declared, paid or set apart for payment on any series of capital shares of the Fund ranking, as to dividends, on a parity with or junior to the preferred shares for any period, unless full cumulative dividends have been or contemporaneously are being declared and paid, or declared and a sum sufficient for the payment thereof is set apart for such payments, on the preferred shares for all past dividend periods and the then-current dividend period.

Additionally, under the 1940 Act, the Fund may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares is less than 200%. In the event of any voluntary or involuntary liquidation, dissolution or winding-up of the Fund, the holders of the preferred shares at the time outstanding will be entitled to receive out of the assets of the Fund available for distribution to shareholders, before any distribution of assets is made to holders of common shares or any other class of shares ranking junior to the preferred shares upon liquidation, liquidating distributions equal to $100,000 per share.

The preferred shares are not redeemable, except upon the occurrence of a Tax Event (as defined under "Description of Preferred Stock - Rights Upon Liquidation" caption in the Fund's Offering Memorandum). In the event that a Tax Event has occurred, the Fund may, at its option, redeem in whole, but not in part, the preferred shares at a redemption price equal to the Tax Event Redemption Price. The Tax Redemption Price will be (i) the sum of the present values of all future dividend payments due on the preferred shares (rounded to the nearest whole cent per share), discounted on a quarterly basis at the "Redemption Discount Rate" (as defined in the Fund's Offering Memorandum) to the dividend payment date immediately preceding the redemption date, plus (ii) any accrued but unpaid dividends up to and including the redemption date.

The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares are also entitled to elect two of the Fund's directors. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, and
 (b) take any action requiring a vote of security holders pursuant to Section 13(a) of the 1940 Act, including, among other things, changes in the Fund's subclassification as a closed-end investment company or changes in its fundamental investment restrictions.

                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                         REPORT OF INDEPENDENT AUDITORS




To the Shareholders and Board of Directors,
Managed Income Securities Plus Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Managed Income Securities Plus Fund, Inc. (the "Fund"), as of December 31, 1998, and the related statements of operations for the year then ended and changes in net assets and financial highlights for the year ended December 31, 1998 and the period February 5, 1997 (commencement of investment operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and broker, and where reply was not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the above stated periods in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
New York, New York
February 18, 1999

                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                    SHAREHOLDER TAX INFORMATION - (UNAUDITED)



The Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's fiscal year end (December 31, 1998) as to the U.S. federal tax status of dividends and distributions received by the Fund's shareholders in respect of such fiscal year. Of the $252.17 per share paid distribution paid to common shareholders in respect of such fiscal year, $157.07 was derived from net realized long-term capital gains.

There were no dividends which would qualify for the dividend received deduction available to corporate shareholders.

The Fund does not intend to make an election under Section 853 to pass through foreign taxes paid by the Fund to its shareholders. This information is given to meet certain requirements of the Internal Revenue Code of 1986, as amended. Shareholders should refer to their Form 1099-DIV to determine the amount includable on their respective tax returns for 1998.

Notification for calendar year 1998 was mailed in January 1999. The notification reflected the amount to be used by calendar year taxpayers on their U.S. federal income tax returns along with Form 1099-DIV.

In general, dividends and distributions received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keoghs and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

BEAR
STEARNS



MANAGED INCOME SECURITIES PLUS FUND, INC.
245 Park Avenue
New York, NY  10167
1.212.272.9027


DIRECTORS AND CORPORATE OFFICERS
William J. Montgoris                   Chairman of the Board
Eli Wachtel                            President and Director
Peter M. Bren                          Director
John R. McKernan, Jr.                  Director
M.B. Oglesby, Jr.                      Director
Frank J. Maresca                       Vice President and Treasurer
Stephen A. Bornstein                   Secretary
Vincent L. Pereira                     Vice President, Assistant Treasurer and
                                       Assistant Secretary

INVESTMENT ADVISER
Bear Stearns Asset
Management Inc.
575 Lexington Avenue
New York, NY  10022

CUSTODIAN                              CO-ADMINISTRATOR, ACCOUNTING AND
Custodial Trust Company                TRANSFER AGENT
101 Carnegie Center                    PFPC Inc.
Princeton, NJ  08540                   400 Bellevue Parkway
                                       Wilmington, DE  19809

LEGAL COUNSEL                          INDEPENDENT AUDITORS
Skadden, Arps, Slate, Meagher          Deloitte & Touche LLP
& Flom LLP                             Two World Financial Center
919 Third Avenue                       New York, NY  10281
New York, NY  10022


This report, including the financial statements herein, is submitted for the general information of shareholders of the Fund. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report. Total investment return is based on historical results and is not intended to indicate future performance. The total investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.